Pzena International Value Fund
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Fair Value
Brazil - 1.5%
Ambev S.A.	415,600	$921,287
Ambev S.A. - ADR	13,543	30,065
Banco do Brasil S.A.	70,000	363,138
		1,314,490

Canada - 1.9%
Magna International, Inc.	26,252	1,187,643
Magna International, Inc. - ADR	9,721	439,487
		1,627,130

China - 4.3%
Alibaba Group Holding, Ltd.	162,400	1,555,389
Alibaba Group Holding, Ltd. - ADR	563	44,105
China Merchants Bank Co., Ltd. – H Shares	103,000	458,340
China Overseas Land & Investment, Ltd.	368,500	694,554
Haier Smart Home Co., Ltd. – H Shares	266,600	964,756
		3,717,144

Denmark - 1.4%
Danske Bank A/S	39,976	1,225,280

Finland - 2.4%
Nokia Oyj	107,014	416,969
Nokia Oyj - ADR	426,021	1,661,482
		2,078,451

France - 14.3%
Accor S.A.	27,838	1,204,898
Amundi S.A.(a)	23,145	1,774,261
Bouygues S.A.	7,313	285,658
Cie Generale des Etablissements Michelin SCA	53,667	2,163,287
Rexel S.A.	72,737	2,194,848
Sanofi	22,762	2,216,876
Teleperformance SE	21,318	2,414,877
		12,254,705

Germany - 11.6%
BASF SE	42,139	2,213,438
Bayer AG	34,610	1,060,509
Continental AG	4,177	282,086
Covestro AG(a)(b)	22,401	1,200,479
Daimler Truck Holding AG	46,789	1,988,591
Evonik Industries AG	40,351	883,097
Fresenius Medical Care AG & Co. KGaA	33,577	1,427,429
Mercedes-Benz Group AG	10,564	761,105
Siemens AG	914	174,803
		9,991,537

Hong Kong - 1.4%
Galaxy Entertainment Group, Ltd.	256,000	1,227,559

Hungary - 0.5%
OTP Bank PLC	9,105	438,858

Indonesia - 0.5%
Bank Rakyat Indonesia Persero Tbk	1,452,500	387,929

Ireland - 3.2%
Bank of Ireland Group PLC	164,265	1,874,142
Medtronic PLC	10,810	879,609
		2,753,751

Italy - 2.0%
Enel S.p.A.	238,917	1,725,474

Japan - 14.6%
Bridgestone Corp.	9,500	413,188
Fukuoka Financial Group, Inc.	24,000	698,795
Iida Group Holdings Co., Ltd.	25,000	340,508
Isuzu Motors, Ltd.	27,300	364,023
Komatsu, Ltd.	54,400	1,590,162
Minebea Mitsumi, Inc.	60,100	1,256,534
MS&AD Insurance Group Holdings, Inc.	21,900	456,897
Olympus Corp.	63,300	995,597
Resona Holdings, Inc.	209,000	1,440,600
Sumitomo Mitsui Financial Group, Inc.	6,500	425,301
Suntory Beverage & Food, Ltd.	30,800	1,126,320
T&D Holdings, Inc.	18,000	323,397
Takeda Pharmaceutical Co., Ltd.	28,200	748,282
TDK Corp.	25,900	1,292,983
Toray Industries, Inc.	214,200	1,070,285
		12,542,872

Luxembourg - 1.8%
ArcelorMittal S.A.	57,723	1,513,192

Netherlands - 5.5%
ING Groep N.V.	111,878	1,986,471
Koninklijke Philips N.V.	32,865	887,222
Randstad N.V.	34,841	1,829,718
		4,703,411

Norway - 1.0%
Equinor ASA	30,611	883,220

Republic of Korea - 0.5%
Shinhan Financial Group Co., Ltd.	8,620	293,549
Shinhan Financial Group Co., Ltd. - ADR	3,710	127,624
		421,173

Spain - 2.3%
CaixaBank S.A.	350,085	2,001,853

Switzerland - 6.1%
Julius Baer Group, Ltd.	27,047	1,620,991
Roche Holding AG	8,409	2,152,689
UBS Group AG	46,041	1,453,658
		5,227,338

Taiwan - 3.6%
Hon Hai Precision Industry Co., Ltd. - GDR	215,500	2,291,304
Taiwan Semiconductor Manufacturing Co., Ltd.	31,000	785,670
		3,076,974

United Kingdom - 16.0%
Aviva PLC - Class B(b)	45,591	278,793
Barclays PLC	401,950	1,126,800
HSBC Holdings PLC	191,169	1,696,400
J Sainsbury PLC	420,217	1,484,290
NatWest Group PLC	356,437	1,430,690
Reckitt Benckiser Group PLC	37,818	2,145,388
Shell PLC	56,984	2,053,074
Standard Chartered PLC	123,046	1,218,889
Tesco PLC	388,666	1,540,242
Travis Perkins PLC	40,169	439,935
Vodafone Group PLC	345,988	333,388
		13,747,889
TOTAL COMMON STOCKS (Cost $73,214,615)		82,860,230

SHORT-TERM INVESTMENT - 3.1%
Money Market Fund - 3.1%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(c)	2,622,630	2,622,630
TOTAL SHORT-TERM INVESTMENT (Cost $2,622,630)		2,622,630

TOTAL INVESTMENTS - 99.5% (Cost $75,837,245)		85,482,860
Other Assets in Excess of Liabilities - 0.5%		432,001
TOTAL NET ASSETS - 100.0%		$85,914,861

Percentages are stated as a percent of net assets.

A/S - Aksjeselskap
ADR - American Depositary Receipt
AG - Aktiengesellschaft GDR – Global Depository Receipt
KGaA - Kommanditgesellschaft Auf Aktien N.V. - Naamloze Vennootschap
Oyj - Julkinen osakeyhtiö PLC - Public Limited Company S.A. - Société Anonyme S.p.A - Società per Azioni SCA - Société en Commandite par Actions
SE - Societas Europea

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $2,974,740 or 3.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2024.

Pzena International Value Fund

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$82,860,230	$–	$–	$82,860,230
Short-Term Investment	2,622,630	–	–	2,622,630
Total Investments	$85,482,860	$–	$–	$85,482,860

Refer to the Schedule of Investments for additional information.